Loan Servicing (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loan Servicing [Abstract]
Total loans services	$ 11,321,566	$ 9,157,496
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, end of period	11,321,566	9,157,496
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring [Member]
Loan Servicing [Abstract]
Total loans services	350,232	260,862
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, beginning of period	260,862	63,017
Capitalized	97,221	200,839
Amortization included in other income	(7,851)	(2,994)
Balance, end of period	$ 350,232	$ 260,862